EQUITY (Table)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Number Of Outstanding Options [Table Text Block]	At June 30, 2012, the Company reserved shares of common stock for issuance upon exercise as follows:
Options	641,385
Warrants	8,472,266
Convertible Notes	3,735,206
Total Shares Reserved	12,848,857

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes option activity for the years ended September 30, 2011 and 2010:

		Weighted Average
	Options	Exercise Price
Outstanding as of September 30, 2009	125,385	$11,60
Granted	316,000	$2.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	441,385	$4.80
Granted	250,000	$5.00
Exercised	-	-
Forfeitures	(50,000)	(5.00)
Outstanding as of September 30, 2011	641,385	$4.82

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table summarizes information about stock options outstanding and exercisable as of September 30, 2011 and 2010:

Period	Range of Exercise Price	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price Exercisable Options	Weighted Average Remaining Life in Years Exercisable Options

9/30/2011	$2.00-18.00	641,385	7.56	$4.82	597,635	$5.02	7.91

9/30/2010	$2.00-18.00	441,385	7.88	$4.80	361,885	$5.20	8.80

Schedule Of Share-Based Compensation Warrant Activity [Table Text Block]
The following table summarizes warrant activity for the years ended September 30, 2010 and 2009:

		Weighted Average
	Warrants	Exercise Price
Outstanding as of September 30, 2009	333,902	$16.60
Granted	2,124,350	$5.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	2,458,252	$6.60
Granted	1,737,932	$5.95
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2011	4,196,184	$5.17